SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended			9 Months Ended
	Apr. 30, 2019	Feb. 28, 2019 USD ($) $ / shares shares	Jan. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)
Subsequent event
Proceeds from issuance of convertible preferred stock, net of cash issuance costs				$ 3,131
Cash issuance costs, Convertible preferred stock				$ 186
2019 license agreement | Columbia University | Minimum
Subsequent event
Percentage of sublicensing revenue, if sublicenses rights granted			10.00%
2019 license agreement | Columbia University | Maximum
Subsequent event
Payment on achievement of specified development and regulatory milestones			$ 1,300
Payment on achievement of specified level of aggregate annual net sales			$ 1,000
Percentage of sublicensing revenue, if sublicenses rights granted			50.00%
Subsequent Event.
Subsequent event
Stock split ratio	55.2486
Subsequent Event. | 2019 license agreement | Columbia University | Minimum
Subsequent event
Percentage of sublicensing revenue, if sublicenses rights granted			10.00%
Subsequent Event. | 2019 license agreement | Columbia University | Maximum
Subsequent event
Payment on achievement of specified development and regulatory milestones			$ 1,300
Payment on achievement of specified level of aggregate annual net sales			$ 1,000
Percentage of sublicensing revenue, if sublicenses rights granted			50.00%
Subsequent Event. | Series B Preferred Stock
Subsequent event
Issuance of convertible preferred stock (in shares) | shares		442,925
Issue price (in dollars per share) | $ / shares		$ 7.49
Proceeds from issuance of convertible preferred stock, net of cash issuance costs		$ 3,100
Cash issuance costs, Convertible preferred stock		$ 200